INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating loss carryforward			$ 83,638
Labuan
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Foreign income tax rate	24.00%	24.00%	24.00%
Income tax condition, description	Under the amendment of Income Tax Act 1967 by the Finance Act 2020 and with effect from year of assessment 2020, companies with paid-up capital of MYR 2.5 million or less, and with annual business income of not more than MYR 50 million are subject to Small and Medium Enterprise Corporate Tax at 17% on chargeable income up to MYR 600,000 (2020: MYR 600,000) except for companies with investment holding nature or companies does not have gross income from business sources are subject to corporate tax at 24% on chargeable income	Under the amendment of Income Tax Act 1967 by the Finance Act 2020 and with effect from year of assessment 2020, companies with paid-up capital of MYR 2.5 million or less, and with annual business income of not more than MYR 50 million are subject to Small and Medium Enterprise Corporate Tax at 17% on chargeable income up to MYR 600,000 (2020: MYR 600,000) except for companies with investment holding nature or companies does not have gross income from business sources are subject to corporate tax at 24% on chargeable income	Under the amendment of Income Tax Act 1967 by the Finance Act 2020 and with effect from year of assessment 2020, companies with paid-up capital of MYR 2.5 million or less, and with annual business income of not more than MYR 50 million are subject to Small and Medium Enterprise Corporate Tax at 17% on chargeable income up to MYR 600,000 (2020: MYR 600,000) except for companies with investment holding nature or companies does not have gross income from business sources are subject to corporate tax at 24% on chargeable income.
Labuan | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Foreign income tax rate	17.00%	17.00%	17.00%